Janus Henderson Enterprise Fund

Schedule of Investments (unaudited)

December 31, 2021

Shares or Principal Amounts		Value
Common Stocks– 98.0%
Aerospace & Defense – 3.0%
L3Harris Technologies Inc	1,572,814	$335,386,857
Teledyne Technologies Inc*	746,874	326,301,782
		661,688,639
Airlines – 0.9%
Ryanair Holdings PLC (ADR)*	2,030,937	207,825,783
Auto Components – 0.6%
Visteon Corp*	1,239,334	137,739,581
Banks – 0.9%
SVB Financial Group*	303,930	206,137,483
Biotechnology – 2.1%
Ascendis Pharma A/S (ADR)*	676,525	91,012,908
BioMarin Pharmaceutical Inc*	1,595,564	140,968,079
Neurocrine Biosciences Inc*	1,581,538	134,699,591
Sarepta Therapeutics Inc*	1,073,081	96,630,944
		463,311,522
Building Products – 0.3%
Zurn Water Solutions Corp	1,725,517	62,808,819
Capital Markets – 5.0%
Cboe Global Markets Inc	1,599,178	208,532,811
Charles Schwab Corp	1,372,087	115,392,517
LPL Financial Holdings Inc£	4,111,220	658,165,210
MSCI Inc	208,161	127,538,163
		1,109,628,701
Commercial Services & Supplies – 1.9%
Cimpress PLC*,£	2,154,740	154,300,931
Ritchie Bros Auctioneers Inc	4,280,406	262,003,651
		416,304,582
Containers & Packaging – 0.9%
Sealed Air Corp	3,101,763	209,275,950
Diversified Consumer Services – 1.4%
Frontdoor Inc*	3,437,401	125,980,747
Terminix Global Holdings Inc*	4,325,747	195,653,537
		321,634,284
Electric Utilities – 1.5%
Alliant Energy Corp	5,354,787	329,158,757
Electrical Equipment – 2.6%
Regal Beloit Corp	926,222	157,624,460
Sensata Technologies Holding PLC*	7,037,320	434,132,271
		591,756,731
Electronic Equipment, Instruments & Components – 5.8%
Dolby Laboratories Inc	1,532,748	145,948,265
Flex Ltd*	18,018,604	330,281,011
National Instruments Corp	5,780,684	252,442,470
TE Connectivity Ltd	3,494,938	563,873,297
		1,292,545,043
Entertainment – 1.4%
Liberty Media Corp-Liberty Formula One*	4,955,946	313,414,025
Equity Real Estate Investment Trusts (REITs) – 1.5%
Lamar Advertising Co	2,671,094	324,003,702
Health Care Equipment & Supplies – 8.7%
Boston Scientific Corp*	11,997,287	509,644,752
Cooper Cos Inc	927,665	388,635,975
Dentsply Sirona Inc	4,421,283	246,663,379
ICU Medical Inc*	1,011,072	239,967,828
STERIS PLC	1,047,487	254,968,811
Teleflex Inc	960,596	315,536,574
		1,955,417,319
Hotels, Restaurants & Leisure – 1.7%
Aramark	5,578,823	205,579,628
GVC Holdings PLC*	7,194,832	163,870,763
		369,450,391
Information Technology Services – 10.3%
Amdocs Ltd	5,484,437	410,455,265
Broadridge Financial Solutions Inc	2,390,344	437,002,690
Fidelity National Information Services Inc	2,652,558	289,526,706
Global Payments Inc	1,982,747	268,027,739
GoDaddy Inc*	5,769,561	489,604,946
WEX Inc*	1,933,556	271,451,927

Shares or Principal Amounts		Value
Common Stocks– (continued)
Information Technology Services– (continued)
Wix.com Ltd*	879,063	$138,707,351
		2,304,776,624
Insurance – 6.0%
Aon PLC - Class A	767,240	230,601,654
Intact Financial Corp	3,674,011	477,609,811
Oscar Health Inc - Class A*,#	277,809	2,180,801
Ryan Specialty Group Holdings Inc - Class A*	4,925,433	198,741,222
WR Berkley Corp	5,220,135	430,086,923
		1,339,220,411
Internet & Direct Marketing Retail – 0.8%
Wayfair Inc - Class A*	943,840	179,301,285
Life Sciences Tools & Services – 3.9%
ICON PLC*	907,347	281,005,366
Illumina Inc*	379,172	144,252,196
PerkinElmer Inc	1,262,833	253,905,203
Waters Corp*	514,730	191,788,398
		870,951,163
Machinery – 2.3%
Ingersoll Rand Inc	5,580,204	345,247,221
Wabtec Corp	1,943,389	179,005,561
		524,252,782
Oil, Gas & Consumable Fuels – 1.5%
Magellan Midstream Partners LP	7,147,831	331,945,272
Pharmaceuticals – 2.4%
Catalent Inc*	2,864,931	366,797,116
Elanco Animal Health Inc*	6,150,175	174,541,966
		541,339,082
Professional Services – 0.1%
Upwork Inc*	821,878	28,075,352
Real Estate Management & Development – 0.4%
Redfin Corp*	2,580,869	99,079,561
Road & Rail – 2.7%
JB Hunt Transport Services Inc	2,998,702	612,934,689
Semiconductor & Semiconductor Equipment – 9.9%
KLA Corp	1,576,132	677,910,134
Lam Research Corp	350,835	252,302,990
Microchip Technology Inc	4,157,958	361,991,823
NXP Semiconductors NV	997,786	227,275,695
ON Semiconductor Corp*	10,126,024	687,759,550
		2,207,240,192
Software – 11.7%
Atlassian Corp PLC - Class A*	345,760	131,834,830
Ceridian HCM Holding Inc*	3,556,449	371,506,663
Constellation Software Inc/Canada	329,994	612,330,897
Dynatrace Inc*	2,531,693	152,787,673
j2 Global Inc*	898,080	99,561,149
Nice Ltd (ADR)*	1,563,739	474,751,160
SS&C Technologies Holdings Inc	8,676,112	711,267,662
Topicus.com Inc*	613,728	56,336,038
		2,610,376,072
Specialty Retail – 3.0%
Burlington Stores Inc*	627,749	182,995,111
CarMax Inc*	3,515,098	457,771,212
Vroom Inc*,#	3,264,260	35,221,365
		675,987,688
Textiles, Apparel & Luxury Goods – 1.2%
Gildan Activewear Inc	6,132,387	259,951,885
Trading Companies & Distributors – 1.6%
Ferguson PLC	2,052,528	364,017,964
Total Common Stocks (cost $11,839,693,484)		21,921,551,334
Investment Companies– 1.5%
Money Markets – 1.5%
Janus Henderson Cash Liquidity Fund LLC, 0.0570%ºº,£((cost $339,432,814)	339,428,352	339,462,295
Investments Purchased with Cash Collateral from Securities Lending– 0%
Investment Companies – 0%
Janus Henderson Cash Collateral Fund LLC, 0%ºº,£	3,541,207	3,541,207

Shares or Principal Amounts		Value
Investments Purchased with Cash Collateral from Securities Lending– (continued)
Time Deposits – 0%
Royal Bank of Canada, 0.0400%, 1/3/22	$885,302	$885,302
Total Investments Purchased with Cash Collateral from Securities Lending (cost $4,426,509)		4,426,509
Total Investments (total cost $12,183,552,807) – 99.5%		22,265,440,138
Cash, Receivables and Other Assets, net of Liabilities – 0.5%		103,555,270
Net Assets – 100%		$22,368,995,408

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$19,108,199,695	85.8%
Canada	1,668,232,282	7.5
Israel	613,458,511	2.8
Ireland	488,831,149	2.2
United Kingdom	163,870,763	0.7
Australia	131,834,830	0.6
Denmark	91,012,908	0.4

Total	$22,265,440,138	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 12/31/21
Common Stocks - 3.6%
Capital Markets - 2.9%
LPL Financial Holdings Inc	$1,027,805	$-	$13,690,363	$658,165,210
Commercial Services & Supplies - 0.7%
Cimpress PLC*	-	-	(32,795,143)	154,300,931
Total Common Stocks	$1,027,805	$-	$(19,104,780)	$812,466,141
Investment Companies - 1.5%
Money Markets - 1.5%
Janus Henderson Cash Liquidity Fund LLC, 0.0570%ºº	113,383	5,188	(5,188)	339,462,295
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 0%ºº	3,820∆	-	-	3,541,207
Total Affiliated Investments - 5.1%	$1,145,008	$5,188	$(19,109,968)	$1,155,469,643

(1) For securities that were affiliated for a portion of the period ended December 31, 2021, this column reflects amounts for the entire period ended December 31, 2021 and not just the period in which the security was affiliated.

	Value at 9/30/21	Purchases	Sales Proceeds	Value at 12/31/21
Common Stocks - 3.6%
Capital Markets - 2.9%
LPL Financial Holdings Inc	644,474,847	-	-	658,165,210
Commercial Services & Supplies - 0.7%
Cimpress PLC*	187,096,074	-	-	154,300,931
Investment Companies - 1.5%
Money Markets - 1.5%
Janus Henderson Cash Liquidity Fund LLC, 0.0570%ºº	744,167,504	544,931,882	(949,637,091)	339,462,295
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 0%ºº	3,046,145	47,695,159	(47,200,097)	3,541,207

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc.:
Canadian Dollar	1/20/22	(178,895,000)	$144,755,770	3,313,790
Citibank, National Association:
Canadian Dollar	1/20/22	(202,834,000)	163,995,715	3,626,546
Canadian Dollar	1/20/22	(7,815,000)	6,109,460	(69,411)
Euro	1/20/22	8,040,000	(9,126,988)	29,040
Euro	1/20/22	(9,790,000)	11,076,788	(72,157)

				3,514,018
Credit Suisse International:
Canadian Dollar	1/20/22	34,639,000	(27,239,234)	147,830
Canadian Dollar	1/20/22	12,666,000	(10,232,423)	(218,146)
Euro	1/20/22	9,109,000	(10,346,995)	26,421
Euro	1/20/22	10,604,000	(12,285,890)	(209,954)
Euro	1/20/22	(114,951,000)	133,939,066	3,031,776
Euro	1/20/22	(19,781,000)	22,397,433	(129,357)

				2,648,570
HSBC Securities (USA), Inc.:
Canadian Dollar	1/20/22	(202,835,000)	163,944,828	3,574,868
Euro	1/20/22	27,928,000	(31,651,121)	153,550
Euro	1/20/22	13,400,000	(15,619,402)	(359,355)
Euro	1/20/22	(90,334,000)	105,326,788	2,453,573

				5,822,636
JPMorgan Chase Bank, National Association:
Canadian Dollar	1/20/22	(21,680,000)	17,330,148	189,019
Euro	1/20/22	26,300,000	(30,377,603)	(426,914)
Euro	1/20/22	(87,939,000)	102,508,030	2,362,262

				2,124,367
State Street Bank and Trust Company:
Euro	1/20/22	8,560,000	(9,652,102)	96,107
Euro	1/20/22	(8,075,000)	9,367,686	171,800

				267,907
Total				$17,691,288

Average Ending Monthly Value of Derivative Instruments During the Period Ended December 31, 2021

Value*
Forward foreign currency exchange contracts, purchased	$100,854,869
Forward foreign currency exchange contracts, sold	855,510,802

* Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold. Futures contracts and centrally-cleared swaps are reported as the average ending monthly notional value. Options are reported as the average ending monthly market value.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2021.

#	Loaned security; a portion of the security is on loan at December 31, 2021.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$21,921,551,334	$-	$-
Investment Companies	-	339,462,295	-
Investments Purchased with Cash Collateral from Securities Lending	-	4,426,509	-
Total Investments in Securities	$21,921,551,334	$343,888,804	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	19,176,582	-
Total Assets	$21,921,551,334	$363,065,386	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$1,485,294	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70218 03-22